Shareholder Fees {- Fidelity Freedom® 2060 Fund}	Jul. 15, 2022 USD ($)
03.31 Fidelity Freedom Funds Combo PRO - Class K6-11 | Fidelity Freedom® 2060 Fund
Shareholder Fees:
(fees paid directly from your investment)	none